Related Parties - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions		$ 1.2
Trade receivables from related parties		0.4	0.5
Share-based payments		4.2	0.1	$ 0.1
Settlement of share-based payments	[1]	6.6
Sponsor [Member] | Consulting Services [Member]
Disclosure of transactions between related parties [line items]
Related party expense		2.6	1.8
Sponsor [Member] | Reimbursements [Member]
Disclosure of transactions between related parties [line items]
Related party expense		0.0	$ 0.2
Cash Settled Share Based Transaction [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Liabilities from share-based payment transactions		0.9
Paid In Surplus And Retained Earnings [Member]
Disclosure of transactions between related parties [line items]
Settlement of share-based payments	[1]	$ 6.6

[1]	The notes are an integral part of these consolidated financial statements.